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                               LB SERIES FUND, INC.

                           Supplement to Prospectus and
                        Statement of Additional Information
                              Dated May 1, 1998


At a special meeting of shareholders of each of the Growth Portfolio, Opportunity Growth Portfolio, Mid Cap Growth Portfolio, World Growth Portfolio, High Yield Portfolio, Income Portfolio and Money Market Portfolio (each, a "Portfolio") of LB Series Fund, Inc. (the "Fund"), held on December 1, 1998, the shareholders approved the following changes to certain fundamental investment restrictions:

1. Elimination of the current fundamental investment restriction on borrowing and the issuance of senior securities (restriction number 1 on page 28 of the Prospectus and restriction number 4 on page 4 of the Statement of Additional Information) and adoption of the following two new fundamental investment restrictions:

    None of the Portfolios may borrow money, except that a Portfolio may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Portfolio's total assets immediately after the time of such borrowing.

    None of the Portfolios may issue senior securities, except as permitted under the Investment Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

2. Elimination of the current fundamental investment restriction on lending (restriction number 4 on page 29 of the Prospectus and restriction number 5 on page 4 of the Statement of Additional Information) and adoption of the following new fundamental investment restriction:

    None of the Portfolios may lend any of its assets except portfolio securities. The purchase of corporate or U.S. or foreign governmental bonds, debentures, notes, certificates of indebtedness, repurchase agreements or other debt securities of an issuer permitted by a Portfolio investment objective and policies will not be considered a loan for purposes of this limitation.

3. Elimination of the current fundamental investment restriction on real estate and commodities (restriction number 1 on page 4 of the Statement of Additional Information) and adoption of the following new fundamental investment restriction:

    None of the Portfolios will buy or sell real estate, commodities or commodity contracts, although the Portfolios may buy and sell securities or other instruments which are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operations and except that the Portfolios may enter into financial futures contracts, may purchase put options on financial futures contracts and may purchase and sell call options on financial futures contracts.

4. Elimination of the fundamental investment restriction on reverse repurchase agreements (restriction number 2 on page 28 of the Prospectus).

5. Elimination of the fundamental investment restriction on the pledge of assets (restriction number 3 on page 29 of the Prospectus).

6. Elimination of the fundamental investment restriction on restricted securities, illiquid securities and unseasoned issuers (restriction number 6 on page 29 of the Prospectus).

7. Elimination of the fundamental investment restriction on control securities (restriction number 2 on page 4 of the Statement of Additional Information).

8. Elimination of the fundamental investment restriction on short sales (restriction number 3 on page 4 of the Statement of Additional Information).

9. Elimination of the fundamental investment restriction on investments in other investment companies (restriction number 8 on page 4 of the Statement of Additional Information).

10. For the Money Market Portfolio only--elimination of the fundamental investment restriction on investments in oil and gas interests, common stock and other equity securities (restriction number 1 with respect to the Money Market Portfolio on page 4 of the Statement of Additional Information).

11. For the Money Market Portfolio only--elimination of the fundamental investment restriction on portfolio maturity (restriction number 2 with respect to the Money Market Portfolio on page 5 of the Statement of Additional Information).

In addition, the Board of Directors of the Fund has adopted the following non-fundamental investment restriction which is applicable to each
Portfolio:

    None of the Portfolios will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Portfolio's total assets are outstanding.

The changes to the investment restrictions set forth above are effective on December 30, 1998.


January 4, 1999


                 PLEASE INCLUDE THIS SUPPLEMENT WITH YOUR PROSPECTUS